Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Infrastructure	Total Payments
Total	$ 8,946,200,000	$ 1,424,100,000	$ 72,900,000	$ 13,601,600,000	$ 796,300,000	$ 1,200,000	$ 24,842,300,000
ANGOLA
Total	1,200,000						1,200,000
ANGOLA | Ministry of Finance [Member]
Total	1,200,000						1,200,000
AUSTRALIA
Total	249,400,000	101,900,000	16,100,000				367,400,000
AUSTRALIA | Australian Taxation Office [Member]
Total	249,400,000		8,100,000				257,500,000
AUSTRALIA | Department of Mines, Industry Regulation and Safety [Member]
Total		101,900,000					101,900,000
AUSTRALIA | Department of Finance [Member]
Total			800,000				800,000
AUSTRALIA | University of Adelaide [Member]
Total			7,200,000				7,200,000
AZERBAIJAN
Total	488,000,000		2,100,000	10,561,800,000	450,600,000		11,502,400,000
AZERBAIJAN | Azerbaijan (ACG) Ltd. (SOCAR subsidiary) [Member]
Total				971,400,000			971,400,000
AZERBAIJAN | Ministry of Taxes [Member]
Total	488,000,000						488,000,000
AZERBAIJAN | SGC Upstream LLC [Member]
Total				1,413,200,000			1,413,200,000
AZERBAIJAN | State Oil Company of Azerbaijan Republic (SOCAR) [Member]
Total				231,900,000			231,900,000
AZERBAIJAN | State Oil Fund of Azerbaijan (SOFAZ) [Member]
Total			2,100,000	7,945,200,000	450,600,000		8,397,900,000
BRAZIL
Total			400,000		1,400,000		1,900,000
BRAZIL | Agencia Nacional do Petroleo, Gas Natural e Biocombustíveis (ANP) [Member]
Total			100,000		1,400,000		1,500,000
BRAZIL | Petrobras [Member]
Total			300,000				300,000
CANADA
Total			17,300,000				17,300,000
CANADA | Canada Newfoundland and Labrador Offshore Petroleum Board [Member]
Total			16,500,000				16,500,000
CANADA | Government of The Province of Alberta [Member]
Total			400,000				400,000
CANADA | Natural Resources Canada [Member]
Total			300,000				300,000
EGYPT
Total	681,300,000		2,000,000		344,300,000		1,027,700,000
EGYPT | Egyptian General Petroleum [Member]
Total			2,000,000				2,000,000
EGYPT | Egyptian Tax Authority [Member]
Total	681,300,000						681,300,000
EGYPT | Egyptian Natural Gas Holding [Member]
Total					344,300,000		344,300,000
INDIA
Total	47,900,000			126,600,000			174,400,000
INDIA | Ministry of Petroleum and Natural Gas [Member]
Total				126,600,000			126,600,000
INDIA | Income Tax Department [Member]
Total	47,900,000						47,900,000
INDONESIA
Total	399,900,000			551,200,000			951,100,000
INDONESIA | Ministry of Finance [Member]
Total	399,900,000			551,200,000			951,100,000
IRAQ
Total	400,000						400,000
IRAQ | General Commission for Taxes [Member]
Total	400,000						400,000
MAURITANIA
Total			1,300,000			1,100,000	2,400,000
MAURITANIA | Ministry of Petroleum, Energy and Mines [Member]
Total			1,000,000				1,000,000
MAURITANIA | Société Mauritanienne des Hydrocarbures [Member]
Total			400,000				400,000
MAURITANIA | Municipality of N'Diago [Member]
Total						1,100,000	1,100,000
OMAN
Total	708,800,000		1,400,000	2,362,000,000			3,072,300,000
OMAN | Makarim Gas Development [Member]
Total				591,100,000			591,100,000
OMAN | Ministry of Energy and Minerals [Member]
Total			400,000	$ 1,770,900,000			1,771,300,000
OMAN | Ministry of Labour [Member]
Total			1,000,000				1,000,000
OMAN | Oman Tax Authority [Member]
Total	708,800,000						708,800,000
SENEGAL
Total			300,000			100,000	500,000
SENEGAL | Société des pétroles du Sénégal [Member]
Total			300,000				300,000
SENEGAL | Municipality of St Louis [Member]
Total						$ 100,000	100,000
TRINIDAD AND TOBAGO
Total	211,100,000		3,800,000				214,800,000
TRINIDAD AND TOBAGO | Board of Inland Revenue [Member]
Total	39,400,000						39,400,000
TRINIDAD AND TOBAGO | Ministry of Energy and Energy Industries [Member]
Total	171,600,000		3,800,000				175,400,000
UNITED ARAB EMIRATES
Total	5,010,800,000		6,200,000				5,017,000,000
UNITED ARAB EMIRATES | Abu Dhabi National Oil Company [Member]
Total			6,200,000				6,200,000
UNITED ARAB EMIRATES | Department of Finance Abu Dhabi [Member]
Total	5,010,800,000						5,010,800,000
UNITED KINGDOM
Total	1,057,800,000		7,300,000				1,065,100,000
UNITED KINGDOM | HM Revenue and Customs [Member]
Total	1,057,800,000						1,057,800,000
UNITED KINGDOM | Oil and Gas Authority [Member]
Total			6,900,000				6,900,000
UNITED KINGDOM | The Crown Estate [Member]
Total			300,000				300,000
UNITED STATES
Total	89,600,000	1,322,200,000	14,700,000				1,426,600,000
UNITED STATES | Office of Natural Revenue/Department Interior [Member]
Total		1,193,600,000	12,700,000				1,206,200,000
UNITED STATES | IRS [Member]
Total	(130,100,000)						(130,100,000)
UNITED STATES | State of Louisiana [Member]
Total	61,800,000	8,300,000	300,000				70,500,000
UNITED STATES | State of Texas [Member]
Total	163,000,000	118,800,000	$ 1,700,000				283,500,000
UNITED STATES | State of West Virginia [Member]
Total	$ (5,000,000)						(5,000,000)
UNITED STATES | State of Alabama [Member]
Total		100,000					100,000
UNITED STATES | State of Oklahoma [Member]
Total		500,000					500,000
UNITED STATES | State of Wyoming [Member]
Total		$ 900,000					$ 900,000